Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 11 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2021	2022
	RMB	RMB
Advance from customers	38,769	16,607
Accrued payroll	8,335	10,220
VAT payable	3,900	1,484
Refund liabilities	2	1
Product warranty	253	50
Deferred revenue	1,000	-
Other payables	7,831	15,786
Total	60,090	44,148

As of March 31, 2021, other payables mainly included RMB6.1 million payables for materials provided by a customer for processing and assembling mobile phones. As of March 31, 2022, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB3.4 million advance refundable to a customer and RMB2.3 million payable for materials provided by a customer for processing and assembling mobile phones.